Income Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense (Recovery)
Income tax expense (recovery) for the year is as follows:

Year ended	March 31,
	2022	2021
Current tax expense (recovery)	$	$
Current tax expense (recovery) for the year	(20)	1,515
Total current tax expense (recovery)	(20)	1,515

Deferred tax recovery
Origination and reversal of temporary differences	(3,007)	(3,797)
Total deferred tax recovery	(3,007)	(3,797)
Total income tax recovery	(3,027)	(2,282)

Summary of Effective Income Tax Rate Differs from Federal and Provincial Statutory Tax Rate
The Group’s effective income tax rate differs from the combined Federal and Provincial Canadian statutory tax rate as follows:

Year ended	March 31,
	2022		2021
	%	$	%	$
Loss before income taxes		(18,575)		(19,620)
Company's statutory tax rate	26.5	(4,922)	26.5	(5,199)
Non-deductible share-based compensation expense	(3.6)	663	(4.2)	815
Other non-deductible and tax exempt items	1.3	(238)	(2.8)	549
Change in unrecognized deferred tax assets	(7.2)	1,340	(10.6)	2,076
Other	(0.7)	130	2.7	(523)
Effective income tax rate	16.3	(3,027)	11.6	(2,282)

Summary of Deferred Tax Assets and Deferred Tax Liabilities	The amounts recognized in the consolidated statement of financial position consist of:

As at	March 31,
	2022	2021
	$	$
Deferred tax liabilities	(9,962)	(2,980)
Deferred tax assets	7,247	7,465
	(2,715)	4,485

Summary of Movements in Temporary Differences
Movements in temporary differences during the year were as follows:

As at	March 31, 2022					March 31, 2021
	Opening balance	Recognized in earning	Recognized in equity	Business acquisition	Total	Opening balance	Recognized in earning	Recognized in equity	Total
	$	$	$	$	$	$	$	$	$
Losses available for carryforward and other tax deductions	13,116	2,804	—	1,348	17,268	11,052	2,064	—	13,116
Deferred financing costs	558	(110)	113	15	576	700	(142)	—	558
Total deferred tax assets	13,674	2,694	113	1,363	17,844	11,752	1,922	—	13,674
Intangibles and goodwill	(6,129)	2,373	—	(11,683)	(15,439)	(7,873)	1,744	—	(6,129)
Tax credits and other	(3,060)	(2,060)	—	—	(5,120)	(3,284)	131	93	(3,060)
Total deferred tax liability	(9,189)	313	—	(11,683)	(20,559)	(11,157)	1,875	93	(9,189)
Net carrying amount	4,485	3,007	113	(10,320)	(2,715)	595	3,797	93	4,485

As at March 31, 2022, net deferred tax assets of $1,127,000 were recognized with respect to entities that incurred losses this fiscal year or the preceding fiscal year. Based upon the level of historical taxable income or projections for future taxable income, management believes it is probable that the Company will realize the benefits of these net deferred tax assets.

Losses available for carryforward for which no deferred tax asset was recognized
Expiry date	Canada
$
2041	663
2042	1,256
1,919

11. INCOME TAXES (CONT’D)

Losses available for carryforward for which no deferred tax asset was recognized
Expiry date (a)	USA
$
2036	1,981
2037	15,739
Indefinite	22,957
40,677

(a) Net operating losses amounting to $24,147,000 of which $15,739,000 will expire in 2037 and $1,981,000 in 2036, are limited due to the U.S. tax rules applicable on the acquisition of Edgewater Technology Inc. In addition, the Company has i) state losses amounting to approximately $29,551,000 (with expiry dates ranging from 2023 to 2042) and ii) net deductible temporary differences totaling approximately $18,884,000 for which no deferred tax benefit has been recognized.